Rights of use asset and lease liability - Lease liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Rights of use asset and lease liability
Balance	$ 1,251	$ 390
Additions	291	1,124
Lease payments	(637)	(315)
Interest on lease payments	84	47
Effect of movement in foreign exchange rates		5
Balance	989	1,251
Lease liabilities - current portion	521	512
Lease liabilities - non-current	$ 468	$ 739